UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06142

THE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Japan Equity Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended July 31, 2008 is filed herewith.

The Japan Equity Fund, Inc.

Portfolio of Investments

July 31, 2008 (unaudited)

COMMON STOCKS—98.16%

Shares		Value
Apparel—0.60%
68,000	Asics Corp.	633,888

Banks—10.54%
526,000	Mitsubishi UFJ Financial Group, Inc.	4,718,644
715	Mizuho Financial Group, Inc.	3,474,593
110	Seven Bank, Ltd.	262,195
177,000	The Bank of Yokohama, Ltd.	1,147,949
211,000	The Sumitomo Trust & Banking Co., Ltd.	1,463,978
		11,067,359
Chemicals—8.03%
209,000	Asahi Kasei Corp.	1,069,715
117,000	Daicei Chemical Industries Ltd.	689,634
37,100	Fujifilm Holdings Corp.	1,165,373
31,000	Nihon Parkerizing Co., Ltd.	482,585
45,600	Shin-Etsu Chemical Co., Ltd.	2,801,552
88,000	Sumitomo Chemical Co., Ltd.	582,114
93,000	Toyo Ink Manufacturing Co., Ltd.	309,313
370,000	Ube Industries, Ltd.	1,333,149
		8,433,435
Commerce—0.25%
18,000	Canon Marketing Japan Inc.	265,577

Communication—4.09%
128	KDDI Corp.	734,368
337	NTT Corp.	1,721,739
1,121	NTT DoCoMo, Inc.	1,808,265
850	Obic Business Consultants Co., Ltd.	31,490
		4,295,862
Construction—0.96%
34,000	Daiwa House Industry Co., Ltd.	321,970
85,000	Sumitomo Forestry Co., Ltd.	687,130
		1,009,100
Electric Appliances—15.55%
57,600	Canon Inc.	2,639,468
17,900	Fanuc Ltd.	1,425,517
44,000	Fujitsu Ltd.	319,919
34,000	Hamamatsu Photonics K.K.	904,656
5,000	Kyocera Corp.	430,525
88,000	Matsushita Electric Industrial Co., Ltd.	1,878,049
220,000	Mitsubishi Electric Corp.	2,176,829
199,000	NEC Corp.	1,090,235
19,000	Omron Corp.	333,518
49,500	Sony Corp.	1,884,146
17,000	Star Micronics Co., Ltd.	240,456
19,700	Tokyo Electron Ltd.	1,110,218
28,900	Ushio Inc.	446,690
33,000	Yamatake Corp.	795,732
78,000	Yaskawa Electric Corp.	660,809
		16,336,767

Electric Power & Gas—1.80%
36,500	Kansai Electric Power Co., Inc.	848,092
47,000	Tohoku Electric Power Co., Inc.	1,039,958
		1,888,050
Foods—1.42%
88,000	Meiji Dairies Corp.	452,846
76,000	Nisshin Seifun Group Inc.	1,041,279
		1,494,125
Glass & Ceramic Products—1.30%
123,000	Asahi Glass Co., Ltd.	1,362,500

Insurance—2.43%
218,000	Aioi Insurance Co., Ltd.	1,168,145
41,700	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,386,918
		2,555,063
Iron & Steel—3.77%
10,700	Kyoei Steel Ltd.	231,814
283,000	Nippon Steel Corp.	1,621,027
436,000	Sumitomo Metal Industries, Ltd.	2,110,717
		3,963,558
Land Transportation—2.78%
374	East Japan Railway Co.	2,923,171

Machinery—6.51%
54,000	Daifuku Co., Ltd.	473,448
67,000	Komatsu Ltd.	1,671,286
37,200	Makita Corp.	1,278,492
444,000	Mitsubishi Heavy Industries, Ltd.	1,968,958
89,000	Ricoh Co., Ltd.	1,450,443
		6,842,627
Marine Transportation—1.55%
68,000	Kawasaki Kisen Kaisha, Ltd.	542,794
126,000	Nippon Yusen Kabushiki Kaisha	1,080,266
		1,623,060
Metal Products—0.71%
51,000	JS Group Corp.	740,687

Non-Ferrous Metals—2.62%
154,500	Sumitomo Electric Industries, Ltd.	1,882,719
67,000	Sumitomo Metal Mining Co., Ltd.	864,117
		2,746,836
Oil & Coal Products—0.89%
10,700	Idemitsu Kosan Co., Ltd.	936,151

Other Financing Business—0.48%
3,300	Orix Corp.	505,488

Other Products—0.46%
40,000	Namco Bandai Holdings Inc.	483,740

Pharmaceutical—4.62%
25,300	Daiichi Sankyo Co., Ltd.	754,980
14,500	Ono Pharmaceuticals Co., Ltd.	797,071
87,000	Rohto Pharmaceutical Co., Ltd.	971,757
43,900	Takeda Pharmaceutical Co., Ltd.	2,332,086
		4,855,894

Precision Instruments—0.66%
33,700	Hoya Corp.	694,300

Real Estate—1.06%
31,000	Mitsui Fudosan Co., Ltd.	707,409
82,000	Tokyo Tatemono Co., Ltd.	406,818
		1,114,227
Retail Trade—4.46%
17,900	Nitori Co., Ltd.	975,702
73,500	Seven & I Holdings Co., Ltd.	2,247,644
28,800	Shimachu Co., Ltd.	710,421
36,500	Xebio Co., Ltd.	750,300
		4,684,067
Rubber Products—0.39%
25,000	Bridgestone Corp.	407,659

Securities—1.66%
120,000	Nomura Holdings Inc.	1,747,228

Services—2.15%
470	Dentsu Inc.	1,037,352
23,900	Nomura Research Institute, Ltd.	534,350
10,000	Secom Co., Ltd.	460,089
268	Tempstaff Co., Ltd.	231,504
		2,263,295
Transportation Equipment—9.99%
22,000	Aisin Seiki Co., Ltd.	574,187
90,000	Daihatsu Motor Co., Ltd.	1,069,290
56,500	Denso Corp.	1,469,397
380,000	Kawasaki Heavy Industries, Ltd.	986,511
114,000	Nissan Motor Co., Ltd.	884,701
25,400	Shimano Inc.	1,173,319
100,700	Toyota Motor Corp.	4,335,384
		10,492,789
Wholesale Trade—6.43%
49,000	Hitachi High-Technologies Corp.	955,192
63,000	Marubeni Corp.	461,558
121,000	Mitsubishi Corp.	3,543,699
132,300	Sumitomo Corp.	1,794,313
		6,754,762

Total Common Stocks (Cost—$105,974,011)		103,121,265

SHORT-TERM INVESTMENTS—0.08%

Principal
Amount
(000)		Value

U.S. DOLLAR TIME DEPOSIT—0.08%
80	Bank of New York Time Deposit, 0.05%, due 8/1/08 (Cost—$80,335)	80,335

Total Investments—98.24% (Cost—$106,054,346)		103,201,600

Other assets less liabilities—1.76%		1,848,550

NET ASSETS
	(Applicable to 14,431,605 shares of capital stock outstanding; equivalent to $7.95 per share) — 100.00%	$105,050,150

For federal income tax purposes, the cost of securities owned at July 31, 2008 was $105,920,752, excluding short-term interest bearing investments.  At July 31, 2008, the net unrealized depreciation on investments, excluding short-term securities, of $2,799,487 was composed of gross appreciation of $7,545,845 for those investments having an excess of value over cost, and gross depreciation of $10,345,332 for those investments having an excess of cost over value.

Item 2.   Controls and Procedures.

a)            The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act as of the Evaluation Date.

b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President and Treasurer

Date: August 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: August 13, 2008
John J. O’Keefe, Vice President and Treasurer

\s\ Yoshihiro Fujisawa	Date: August 13, 2008
Yoshihiro Fujisawa, Chairman